ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Government authorities	$ 6,057	$ 5,433
Accrued expenses	4,562	2,974
Unrecognized tax benefits	1,816	1,119
Hedging transaction liabilities	836	683
Accrued expenses and other current liabilities	$ 13,271	$ 10,209